25. Shareholders' equity (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EquityAbstractLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Fundo Volluto [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	22.99%	23.00%
Mobi FIA [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	28.93%	28.94%
Air France - KLM [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	1.19%	1.19%
Other [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	1.47%	1.73%
Market [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	45.41%	45.14%
Common shares [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Common shares [member] | Fundo Volluto [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Common shares [member] | Mobi FIA [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held
Common shares [member] | Air France - KLM [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held
Common shares [member] | Other [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held
Common shares [member] | Market [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held
Preferred Share [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	100.00%	100.00%
Preferred Share [member] | Fundo Volluto [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held
Preferred Share [member] | Mobi FIA [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	37.57%	37.59%
Preferred Share [member] | Air France - KLM [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	1.55%	1.55%
Preferred Share [member] | Other [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	1.91%	2.23%
Preferred Share [member] | Market [member]
EquityAbstractLineItems [Line Items]
Percentage of shares held	58.97%	58.63%